RELATED-PARTY TRANSACTIONS - Summary of executive compensation expense (Detail) - Key management personnel of entity or parent [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Salaries and Benefits	$ 1,570	$ 670	$ 803
Board fees	294	132	199
Stock-based compensation	3,093	455	693
Balance at December 31	$ 4,957	$ 1,257	$ 1,695